Balance Sheet Details (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Details [Abstract]
Depreciation expense	$ 7,221	$ 6,262	$ 27,923	$ 25,049